Corporate debt (Tables)	6 Months Ended
Jun. 30, 2020
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	813,480	695,085
Current	23,493	28,706
Total Corporate Debt	836,973	723,791

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2020 is as follows:

	Remainder of 2020	Between January and June 2021	Between July and December 2021	2022	2023	2024	Subsequent years	Total
			($ in thousands)
2017 Credit Facility	5	-	10,207	-	-	-	-	10,212
New Revolving Credit Facility	497	-	15,353	156,417	-	-	-	172,267
Note Issuance Facility 2019	36	-	-	-	-	-	309,238	309,274
Commercial Paper	22,318	442	-	-	-	-	-	22,760
2020 Green Private Placement	195	-	-	-	-	-	322,265	322,460
Total	23,051	442	25,560	156,417	-	-	631,503	836,973